UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/10 - 3/31/10

Item 1 - Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 127.02% (d)
Aerospace and Defense - 1.52%
650	BE Aerospace Inc., Senior Notes,
	8.50%, 07/01/18	Ba3	692
350	Colt Defense LLC, Senior Notes,
	8.75%, 11/15/17 (g)	B2	352
650	GenCorp Inc., Senior Subordinated Notes,
	9.50%, 08/15/13	B1	663
625	Moog, Inc., Senior Notes,
	7.25%, 06/15/18	Ba3	612
200	Spirit Aerosystems, Inc., Senior Notes,
	7.50%, 10/01/17 (g)	B2	204
825	TransDigm Inc., Senior Subordinated Notes,
	7.75%, 07/15/14	B3	842
100	Triumph Group, Inc, Senior Subordinated Notes,
	8%, 11/15/17	Ba3	100
			3,465
Automobile - 5.05%
175	Affinia Group, Inc., Senior Notes,
	10.75%, 08/15/16 (g)	B1	191
150	Affinia Group, Inc., Senior Subordinated Notes,
	9%, 11/30/14	B3	149
1,935	Allison Transmission, Inc., Senior Notes,
	12.00%, 11/01/15 (g)(i)	Caa2	2,063
1,550	American Axle & Manufacturing, Inc., Senior Notes,
	7.875%, 03/01/17	Caa2	1,445
50	American Axle & Manufacturing, Inc., Senior Notes,
	9.25%, 01/15/17 (g)	B1	53
625	Commercial Vehicle Group, Inc.,
	11%, 02/15/13 (g)	(e)	613
1,500	General Motors Corporation, Senior Notes,
	6.75%, 05/01/28 (a)	(e)	529
1,500	General Motors Corporation, Senior Notes,
	8.25%, 07/15/23 (a)	(e)	559
1,725	Goodyear Tire & Rubber Company, Senior Notes,
	10.50%, 05/15/16	B1	1,863
400	KAR Holdings, Inc., Senior Notes,
	8.75%, 05/01/14	B3	408
1,700	KAR Holdings, Inc., Senior Subordinated Notes,
	10%, 05/01/15	Caa1	1,789
400	Tenneco Automotive, Inc., Senior Subordinated Notes,
	8.125%, 11/15/15	B3	410
275	Tenneco Automotive, Inc., Senior Subordinated Notes,
	8.625%, 11/15/14	Caa2	280
895	UCI Holdco, Inc., Senior Notes,
	9.25%, 12/15/13 (i)	Caa3	844
275	United Components, Inc., Senior Subordinated Notes,
	9.375%, 06/15/13	Caa2	275
			11,471
Banking - .69%
1,150	Citigroup Capital XXI, Enhanced Trust Preferred Securities,
	8.30%, 12/21/77	Ba1	1,164
495	Royal Bank of Scotland Group plc,
	7.648%, 08/29/49	Ba3	406
			1,570
Beverage, Food and Tobacco - 2.32%
600	Alliance One International , Inc., Senior Notes,
	10%, 07/15/16 (g)	B2	623
100	Alliance One International , Inc., Senior Notes,
	10%, 07/15/16 (g)	B2	104
325	CEDC Finance Corporation International, Senior Notes,
	9.125%, 12/01/16 (g)	B1	342
75	Constellation Brands, Inc., Senior Notes,
	8.375%, 12/15/14	Ba3	81
200	Cott Beverages, Inc., Senior Notes,
	8.375%, 11/15/17 (g)	Caa1	208
309	Dole Food Company, Inc., Senior Notes,
	13.875%, 03/15/14	B2	369
100	JBS S.A., Senior Notes,
	9.375%, 02/07/11	B1	104
400	JBS USA, LLC Senior Notes,
	11.625%, 05/01/14 (g)	B1	456
200	Pinnacle Foods Finance LLC, Senior Notes,
	9.25%, 04/01/15	Caa2	206

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

325	Pinnacle Foods Finance LLC, Senior Notes,
	9.25%, 04/01/15 (g)	Caa2	335
100	Pinnacle Foods Finance LLC, Senior Subordinated Notes,
	10.625%, 04/01/17	Caa2	106
250	Reddy Ice Holdings, Inc., Senior Notes,
	10.50%, 11/01/12	Caa1	245
300	Reddy Ice Holdings, Inc., Senior Notes,
	11.25%, 03/15/15 (g)	B2	316
375	TreeHouse Foods, Inc., Senior Notes,
	7.75%, 03/01/18	Ba2	390
500	Tyson Foods, Inc., Senior Notes,
	10.50%, 03/01/14	Ba3	591
775	US Food Service, Senior Notes,
	10.25%, 06/30/15 (g)	(e)	800
			5,276
Broadcasting and Entertainment - 6.61%
650	AMC Entertainment, Inc., Senior Notes,
	8.75%, 06/01/19	B1	682
500	Belo Corporation, Senior Notes,
	8%, 11/15/16	Ba2	521
450	Cinemark, USA, Inc., Senior Notes,
	8.625%, 06/15/19	B3	476
400	Clear Channel Communications, Inc., Senior Notes,
	5%, 03/5/12	Ca	355
600	Clear Channel Communications, Inc., Senior Notes,
	9.25%, 12/15/17 (g)	B2	628
425	Clear Channel Communications, Inc., Senior Notes,
	10.75%, 08/01/16	Ca	334
550	CSC Holdings, Inc., Senior Notes,
	7.625%, 07/15/18	Ba3	573
625	CSC Holdings, Inc., Senior Notes,
	8.625%, 02/15/19 (g)	Ba3	684
190	CW Media Holdings, Inc., Senior Notes,
	13.50%, 08/15/15 (g)	Ca	211
475	Kabel Deutschland GmbH, Senior Notes,
	10.625%, 07/01/14	B2	504
825	Lamar Media Corporation, Senior Subordinated Notes,
	6.625%, 08/15/15	B2	800
125	Lamar Media Corporation, Senior Subordinated Notes,
	Series B, 6.625%, 08/15/15	B2	120
400	Lamar Media Corporation, Senior Subordinated Notes,
	9.75%, 04/01/14	Ba3	438
575	Lions Gate Entertainment, Inc., Senior Notes,
	10.25%, 11/01/16 (g)	B1	589
400	Mediacom Broadband LLC, Senior Notes,
	8.50%, 10/15/15	B3	409
350	Netflix, Inc., Senior Notes,
	8.50%, 11/15/17	Ba2	367
500	Regal Cinemas Corporation, Senior Notes,
	8.625%, 07/15/19	B1	526
700	Sinclair Television Group, Inc., Senior Notes,
	9.25%, 11/01/17 (g)	B2	738
650	Sirius Satellite Radio, Inc., Senior Notes,
	8.75%, 04/01/15 (g)	Caa1	648
250	Sirius XM Radio, Inc., Senior Notes,
	9.75%, 09/01/15 (g)	B1	270
1,915	Umbrella Acquisition, Inc., Senior Notes,
	9.75%, 03/15/15 (g)(i)	Caa2	1,656
700	Univision Communications, Inc., Senior Notes,
	12%, 07/01/14 (g)	B2	772
550	UPC Germany GMBH, Senior Notes,
	8.125%, 12/01/17 (g)	B1	564
250	Videotron Ltee., Senior Notes,
	6.375%, 12/15/15	Ba2	253
75	Videotron Ltee., Senior Notes,
	9.125%, 04/15/18	Ba2	83
275	XM Satellite Radio, Inc., Senior Notes,
	11.25%, 06/15/13 (g)	B2	298
1,350	XM Satellite Radio, Inc., Senior Notes,
	13%, 08/01/14 (g)	Caa2	1,515
			15,014
Building and Real Estate - 4.16%
125	Associated Materials, LLC, Senior Notes,
	9.875%, 11/15/16	B2	135
375	Beazer Homes USA. Inc., Senior Notes,
	6.50%, 11/15/13	Caa2	358
250	Beazer Homes USA. Inc., Senior Notes,
	8.125%, 06/15/16	Caa2	223
250	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	11.625%, 06/15/17	Ba3	279

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

1,625	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15	B3	1,592
500	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba1	501
1,050	Icahn Enterprises L.P., Senior Notes,
	7.75%, 01/15/16 (g)	Ba3	1,013
525	K. Hovnanian Enterprises, Senior Notes,
	10.625%, 10/15/16	B1	559
675	Mercer International, Inc., Senior Notes,
	9.25%, 02/15/13	Caa2	660
600	Obrascon Huarte Lain S.A, Senior Notes,
	6.25%, 05/18/12 (EUR)	Ba1	809
425	Reckson Operating Partnership, L.P., Senior Notes,
	6%, 03/31/16	Ba2	415
725	Reliance Intermediate Holdings, L.P., Senior Notes,
	9.50%, 12/15/19 (g)	Ba2	768
1,000	Smurfit-Stone Container Enterprises, Inc, Senior Notes,
	8%, 03/15/17 (a)	(e)	893
400	Standard Pacific Corporation, Senior Notes,
	10.75%, 09/15/16	Caa1	422
250	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13	B3	246
75	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13	B3	74
475	USG Corporation, Senior Notes,
	9.75%, 08/01/14 (g)	B1	507
			9,454
Cargo Transport - .73%
650	American Railcar Industries, Inc., Senior
	Notes, 7.50%, 03/01/14	Caa1	622
325	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	8%, 02/01/18 (g)	B2	333
200	Kansas City Southern Railway Company, Senior Notes,
	13%, 12/15/13	B2	238
450	United Maritime Group, LLC, Senior Notes,
	11.75%, 06/15/15 (g)	B3	461
			1,654
Chemicals, Plastics and Rubber - 4.07%
425	Ashland, Inc., Senior Notes,
	9.125%, 06/01/17 (g)	Ba2	476
50	Cognis Deutschland
	9.50%, 05/15/14 (g) EUR	Caa2	69
225	Compass Minerals International, Inc., Senior Notes,
	8%, 06/01/19 (g)	B1	232
1,425	Hexion Specialty Chemicals, Inc., Senior Notes,
	8.875%, 02/01/18 (g)	B3	1,404
1,000	Huntsman International LLC, Senior Subordinated Notes,
	6.875%, 11/15/13 (g) EUR	B3	1,368
1,000	INVISTA S.A.R.L., Senior Notes
	9.25%, 05/01/12 (g)	Ba3	1,012
500	Kerling plc, Senior Notes,
	10.625%, 01/28/17 (g) EUR	B3	709
300	Koppers Holdings Inc., Senior Notes,
	7.875%, 12/01/19 (g)	B1	308
1,100	LBI Escrow Corporation, Senior Notes,
	8%, 11/01/17 (g)	Ba3	1,139
475	Momentive Performance Materials, Inc., Senior Notes,
	9.75%, 12/01/14	Caa2	475
700	Momentive Performance Materials, Inc., Senior Notes,
	11.75%, 12/01/16	Caa3	644
250	PolyOne Corporation, Senior Notes,
	8.875%, 05/01/12	B1	264
550	Solutia, Inc, Senior Notes,
	7.875%, 03/15/20	B2	558
550	Solutia, Inc, Senior Notes,
	8.75%, 11/01/17	B2	580
			9,238
Containers, Packaging and Glass - 7.33%
350	Ardagh Glass Group plc, Senior Notes,
	7.125%, 06/15/17 (g) EUR	B3	461
350	Ardagh Glass Finance plc, Senior Notes,
	8.75%, 02/01/20 (g) EUR	B3	503
350	Ardagh Glass Group plc, Senior Notes,
	10.75%, 03/01/15 (i) EUR	Caa1	459
250	Ball Corporation, Senior Notes,
	7.125%, 09/01/16	Ba1	266
425	Ball Corporation, Senior Notes,
	7.375%, 09/01/19	Ba1	447

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

850	Berry Plastics Corporation, Senior Notes,
	8.25%, 11/15/15	B1	861
1,300	Beverage Packaging Holdings (Lux) II S.A., Senior
	Subordinated Notes, 9.50%, 06/15/17 (g) EUR	Caa1	1,861
917	Boise Cascade, LLC, Senior Subordinated Notes,
	Notes, 7.125%, 10/15/14	Caa1	846
250	Boise Paper Holdings LLC, Senior Notes,
	8%, 04/01/20 (g)	B2	251
375	Boise Paper Holdings LLC, Senior Notes,
	9%, 11/01/17 (g)	B2	396
900	BWAY Corporation, Senior Subordinated Notes,
	10%, 04/15/14 (g)	B3	976
375	Cascades Inc., Senior Notes,
	7.75%, 12/15/17 (g)	Ba3	379
300	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20 (g)	Ba3	301
450	Cellu Tissue Holdings, Inc., Senior Secured Notes,
	11.50%, 06/01/14	B1	502
300	Clearwater Paper Corporation, Senior Notes,
	10.625%, 06/15/16 (g)	Ba3	335
225	Clondalkin Acquisition BV, Senior Notes,
	2.257%, 12/15/13 (g)	B1	210
150	Georgia-Pacific Corporation, Senior Notes,
	7.70%, 06/15/15	Ba3	160
100	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 8/15/13	B3	103
600	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 06/15/17	B3	639
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	361
425	JSG Funding PLC, Subordinated Notes,
	7.75%, 04/01/15	B2	416
600	Neenah Paper, Inc., Senior Notes,
	7.375%, 11/15/14	B2	585
650	NewPage Corporation, Senior Secured Notes,
	10%, 05/01/12	Caa2	453
1,025	NewPage Corporation, Senior Secured Notes,
	11.375%, 12/31/14	B2	1,019
850	Plastipak Holdings, Inc., Senior Notes,
	8.50% 12/15/15 (g)	B3	867
275	Plastipak Holdings, Inc., Senior Notes,
	10.625%, 08/15/19 (g)	B3	306
200	Plastipak Holdings, Inc., Senior Notes,
	10.625%, 08/15/19 (g)	B3	223
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19 (g)	Ba1	589
625	Reynolds Group Issuer, Inc., Senior Notes,
	7.75%, 10/15/16 (g)	B1	645
250	Reynolds Group Issuer, Inc., Senior Notes,
	8%, 12/15/16 (g) EUR	Caa1	344
475	Silgan Holdings, Inc., Senior Notes,
	7.25%, 08/15/16	Ba3	493
375	Solo Cup Company, Senior Notes,
	10.50%, 11/01/13	B2	397
			16,654
Diversified/Conglomerate Manufacturing - 3.23%
500	AGY Holding Corp., Senior Notes,
	11%, 11/15/14	B3	431
400	Altra Holdings, Inc., Senior Notes,
	8.125%, 12/01/16 (g)	B1	408
325	AMH Holdings, LLC, Senior Discount Notes,
	11.25%, 03/01/14	Caa2	335
375	Amsted Industries, Inc., Senior Notes,
	8.125%, 03/15/18 (g)	B1	374
480	Cemex Finance LLC, Senior Notes,
	9.50%, 12/14/16 (g)	(e)	497
200	CPM Holdings, Inc., Senior Notes,
	10.625%, 09/01/14 (g)	B2	213
450	Coleman Cable, Inc., Senior Notes,
	9%, 02/15/18 (g)	B3	452
1,125	Columbus McKinnon Corporation, Senior
	Subordinated Notes, 8.875%, 11/01/13	B1	1,147
500	Goodman Global, Inc., Senior Notes,
	13.50%, 02/15/16	(e)	560
500	Hawk Corporation, Senior Notes,
	8.75%, 11/01/14	B3	500
350	Manitowoc Company, Inc., Senior Notes,
	7.125%, 11/01/13	Caa1	349
475	Manitowoc Company, Inc., Senior Notes,
	9.50%, 02/15/18	Caa1	492
775	Ply Gem Industries, Inc., Senior Notes,
	11.75%, 06/15/13	Caa1	820

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

400	RBS Global, Inc., Senior Notes,
	9.50%, 08/01/14	Caa2	417
50	Terex Corporation, Senior Notes,
	10.875%, 06/01/16	B2	56
300	Terex Corporation, Senior Subordinated Notes,
	8%, 11/15/17	Caa1	293
			7,344
Diversified/Conglomerate Service - 8.73%
475	Anixter Inc., Senior Notes,
	10%, 03/15/14	Ba2	556
525	Avis Budget Car Rental LLC, Senior Notes,
	7.625%, 05/15/14	B3	520
450	Avis Budget Car Rental LLC, Senior Notes,
	9.625%, 03/15/18 (g)	B3	470
675	Dycom Investments, Inc., Senior Subordinated Notes,
	8.125%, 10/15/15	Ba3	629
1,025	Edgen Murray Corporation, Senir Notes,
	12.25%, 01/15/15 (g)	Caa1	961
525	Education Management LLC, Senior Notes,
	8.75%, 06/01/14	B2	538
81	Education Management LLC, Senior Subordinated Notes,
	10.25%, 06/01/16	B3	87
254	Europcar Groupe S.A.,
	8.125%, 05/15/14 (g) EUR	Caa1	334
600	Europcar Groupe S.A., Senior Subordinated Notes,
	4.162%, 05/15/13 (g) EUR	B3	737
875	First Data Corporation, Senior Notes,
	9.875%, 09/24/15	Caa1	761
425	First Data Corporation, Senior Notes,
	9.875%, 09/24/15	Caa1	370
592	First Data Corporation, Senior Notes,
	10.55%, 09/24/15 (i)	Caa1	504
725	First Data Corporation, Senior Subordinated Notes,
	11.25%, 03/31/16	Caa2	580
400	Garda World Security Corporation, Senior Notes,
	9.75%, 03/15/17 (g)	B3	410
425	GEO Group, Inc., Senior Notes,
	7.75%, 10/15/17 (g)	B1	433
150	H & E Equipment Services, Inc., Senior Notes,
	8.375%, 07/15/16	B3	146
675	Hertz Corporation, Senior Notes,
	8.875%, 01/01/14	B2	691
725	Hertz Corporation, Senior Subordinated Notes,
	10.50%, 01/01/16	B3	776
825	iPayment, Inc., Senior Notes,
	9.75%, 05/15/14	Caa1	753
1,003	iPayment, Inc., Senior Subordinated Notes,
	12.75%, 07/15/14 (g)(i)	(e)	838
725	Iron Mountain Inc., Senior Subordianted Notes,
	7.75%, 01/15/15	B2	734
350	Maxim Crane Works, L.P., Senior Notes,
	12.25%, 04/15/15 (g)	Caa1	341
975	Mobile Mini, Inc. Senior Notes,
	6.875%, 05/01/15	B2	908
925	Mobile Services Group, Inc. Senior Notes,
	9.75%, 08/01/14	B2	957
525	Novasep Holding, Senior Notes,
	9.75%, 12/15/16 (g)	B3	501
1,075	Open Solutions, Inc., Senior Subordinated Notes,
	9.75%, 02/01/15 (g)	Caa2	924
750	Realogy Corporation, Senior Notes,
	10.50%, 04/15/14	Ca	647
550	RSC Equipment, Inc., Senior Notes,
	10%, 07/15/17 (g)	B1	588
500	Servicemaster Company, Senior Notes,
	10.75%, 07/15/15 (g)	B3	532
925	Sunstate Equipment Co, LLC, Senior Secured Notes,
	10.50%, 04/01/13 (g)	Caa2	812
250	Travelport LLC, Senior Notes,
	11.875%, 09/01/16	Caa1	274
1,400	United Rentals North America, Inc., Senior Notes,
	10.875%, 06/15/16	B3	1,526
			19,838
Ecological - .83%
425	Aquilex Holdings LLC, Senior Notes,
	11.125%, 12/15/16 (g)	B3	457
625	Casella Waste Systems, Inc., Senior Subordinated
	Notes, 9.75%, 02/01/13	Caa1	625
800	WCA Waste Corporation, Senior Notes,
	9.25%, 06/15/14	B3	806
			1,888

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

Electronics - .95%
175	Advanced Micro Devices, Inc., Senior Notes,
	8.125%, 12/15/17 (g)	B2	181
350	Freescale Semiconductor, Inc., Senior Notes,
	10.125%, 03/15/18 (g)	B2	375
575	Jabil Circuit, Inc., Senior Notes,
	7.75%, 07/15/16	Ba1	607
375	JDA Software Group, Inc., Senior Notes,
	8%, 12/15/14 (g)	B1	390
225	Seagate Technology International, Inc., Senior Notes,
	10%, 05/01/14 (g)	Ba1	258
325	Sungard Data Systems Inc., Senior Notes,
	10.625%, 05/15/15	Caa1	356
			2,167
Finance - 13.93%
1,050	American General Finance Corporation, Senior Notes,
	6.90%, 12/15/17	B2	916
1,630	BAC Capital Trust VI, Senior Preferred Stock,
	5.625%, 03/08/35	Baa3	1,324
6,075	CIT Group, Inc., Senior Notes,
	7%, 05/01/17	(e)	5,597
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,428
900	E*Trade Financial Corporation, Senior Notes,
	7.375%, 09/15/13	B3	865
475	E*Trade Financial Corporation, Senior Notes,
	7.875%, 12/01/15	B3	458
2,198	E*Trade Financial Corporation, Senior Notes,
	12.50%, 11/30/17 (i)	(e)	2,627
900	Ford Motor Credit Company LLC, Senior Notes,
	8.125%, 01/15/20	B1	943
900	Ford Motor Credit Company LLC, Senior Notes,
	12%, 05/15/15	B1	1,077
650	Ford Motor Credit Company LLC, Senior Notes,
	8.70%, 10/01/14	B1	702
650	Fresenius US Financial II Inc., Senior Notes,
	9%, 07/15/15 (g)	Ba1	726
925	GMAC LLC, Senior Notes,
	8%, 03/15/20 (g)	B3	946
1,675	GMAC LLC, Senior Notes,
	8%, 11/01/31	B3	1,600
1,375	GMAC LLC, Senior Notes,
	8.30%, 02/12/15 (g)	B3	1,444
225	International Lease Finance Corporation, Senior Notes,
	5.30%, 05/01/12	B1	218
600	International Lease Finance Corporation, Senior Notes,
	5.65%, 06/01/14	B1	554
275	International Lease Finance Corporation, Senior Notes,
	6.625%, 11/15/13	B1	267
1,250	International Lease Finance Corporation, Senior Notes,
	8.625%, 09/15/15 (g)	B1	1,262
1,000	Janus Capital Group, Inc., Senior Notes,
	6.95%, 06/15/17	Baa3	984
1,125	MU Finance plc, Senior Notes,
	8.375% 02/01/17 (g)	(e)	1,119
2,375	Nuveen Investments, Inc., Senior Notes,
	5.50%, 09/15/15	Caa3	1,829
1,050	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15	Caa3	1,020
575	Provident Funding Associates, L.P., Senior Notes,
	10.25%, 04/15/17 (g)	Ba3	579
1,575	Residential Capital LLC, Senior Notes,
	9.625%, 05/15/15	C	1,559
1,600	SLM Corporation, Senior Medium Term Notes,
	8.45%, 06/15/18	Ba1	1,615
			31,659
Furnishings, Housewares, Consumer Durable - .28%
650	Sealy Mattress Company, Senior Subordinated Notes,
	8.25%, 06/15/14	Caa1	647

Groceries - .59%
725	Great Atlantic and Pacific Tea Company, Inc., Senior Notes,
	11.375%, 08/01/15 (g)	Caa1	712
600	Ingles Markets, Inc., Senior Notes,
	8.875%, 05/15/17	B1	626
			1,338

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

Healthcare, Education and Childcare - 5.61%
450	Accellent, Inc. Senior Notes,
	8.375%, 02/01/17 (g)	B1	457
375	Accellent, Inc.. Senior Subordinated Notes,
	10.50%, 12/01/13	Caa2	382
1,500	Biomet, Inc., Senior Notes,
	10.375%, 10/15/17	B3	1,646
475	Biomet, Inc., Senior Subordinated Notes,
	11.625%, 10/15/17	Caa1	532
425	Bio-Rad Laboratories, Inc., Senior Subordinated Notes,
	8%, 09/15/16	Ba2	455
125	BioScrip, Inc., Senior Notes,
	10.25%, 10/01/15 (g)	B3	128
500	CHS/Community Health Systems, Inc., Senior Notes,
	8.875%, 07/15/15	B3	515
550	HCA, Inc., Senior Notes,
	8.50%, 04/15/19 (g)	Ba3	591
2,095	HCA, Inc., Senior Secured Notes,
	9.625%, 11/15/16	B2	2,244
150	HCA, Inc., Senior Secured Notes,
	9.875%, 02/15/17 (g)	B2	164
355	Healthsouth Corporation, Senior Notes,
	10.75%, 06/15/16	Caa1	384
250	Psychiatric Solutions, Inc., Senior Subordinated Notes,
	7.75%, 07/15/15 (g)	B3	249
768	Symbion, Inc., Senior Notes,
	11.00%, 08/23/15 (i)	Caa1	676
850	Talecris Biotherapeutics Holding Corporation, Senior Notes,
	7.75%, 11/15/16 (g)	B1	859
425	Tenet Healthcare Corporation, Senior Notes,
	9.875%, 07/01/14	Caa2	444
875	United Surgical Partners International, Inc., Senior
	Subordinated Notes, 8.875%, 05/01/17	Caa1	910
450	Universal Hospital Services, Inc., Senior Secured
	Notes, 3.859%, 06/01/15	B3	380
200	Universal Hospital Services, Inc., Senior Secured
	Notes, 8.50%, 06/01/15	B3	198
275	US Oncology, Inc., Senior Notes,
	9.125%, 08/15/17	Ba3	287
811	US Oncology, Inc., Senior Subordinated
	Notes, 6.904%, 03/15/12 (i)	Caa1	766
175	US Oncology, Inc., Senior Subordinated
	Notes, 10.75%, 08/15/14	B3	182
285	Valeant Pharmaceuticals, International, Senior Notes,
	8.375%, 06/15/16 (g)	Ba3	297
			12,746
Hotels, Motels, Inns and Gaming - 4.37%
750	Ameristar Casinos, Inc., Senior Notes,
	9.25%, 06/01/14	B2	784
1,350	Harrah’s Escrow Corporation, Senior Notes,
	11.25%, 06/01/17	Caa1	1,455
1,500	Harrah’s Operating Company, Senior Notes,
	10%, 12/15/18	(e)	1,249
525	MGM Mirage, Senior Notes,
	9%, 03/15/20 (g)	B1	538
375	MGM Mirage, Senior Notes,
	10.375%, 05/15/14 (g)	B1	409
775	MGM Mirage, Senior Notes,
	11.125%, 11/15/17(g)	B1	870
1,000	MGM Mirage, Senior Notes,
	11.375%, 03/01/18 (g)	Caa1	977
400	MGM Mirage, Senior Notes,
	13%, 11/15/13	B1	466
475	Pinnacle Entertainment, Inc., Senior Subordinated
	Notes, 8.625%, 08/01/17 (g)	B2	467
1,300	Pokagon Gaming Authority, Senior Notes,
	10.375%, 06/15/14 (g)	B2	1,359
725	Shingle Springs Tribal Gaming Authority, Senior
	Secured Notes, 9.375%, 06/15/15 (g)	Caa1	602
750	Wynn Las Vegas LLC, Senior Notes,
	7.875%, 11/01/17 (g)	Ba2	759
			9,935
Insurance - 3.14%
1,375	American International Group, Inc., Junior Subordinated Notes,
	8.175%, 05/15/68	Ba2	1,162
1,550	American International Group, Inc., Senior Notes,
	8.25%, 08/15/18	A3	1,616
575	Centene Corporation, Senior Notes,
	7.25%, 04/01/14	Ba2	574

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

750	Genworth Financial, Inc., Senior Notes,
	8.625%, 12/15/16	Baa3	817
875	Hub International Limited, Senior Notes,
	9%, 12/15/14 (g)	B3	853
1,775	Hub International Limited, Senior Subordinated Notes,
	10.25%, 06/15/15 (g)	Caa1	1,704
425	USI Holdings Corporation, Senior Subordinated Notes,
	9.75%, 05/15/15 (g)	Caa1	406
			7,132
Leisure, Amusement and Entertainment - 1.04%
175	Easton Bell Sports Inc., Senior Notes,
	9.75%, 12/01/16 (g)	B3	184
450	Speedway Motorsports, Inc., Senior Notes,
	8.75%, 06/01/16	Ba1	478
775	Ticketmaster, Senior Notes,
	10.75%, 08/01/16	Ba3	860
575	Universal City Development Partners, Ltd., Senior Notes,
	8.875%, 11/15/15 (g)	B3	584
250	Universal City Development Partners, Ltd., Senior Notes,
	10.875%, 11/15/16 (g)	B3	262
			2,368
Machinery - .44%
475	Oshkosh Corporation, Senior Notes,
	8.25%, 03/01/17 (g)	B3	494
475	Oshkosh Corporation, Senior Notes,
	8.50%, 03/01/20 (g)	B3	494
			988
Mining, Steel, Iron and Non-Precious Metals - 6.78%
525	Algoma Acquisition Corporation,
	9.875%, 06/15/15 (g)	Caa2	483
250	Arch Coal, Inc., Senior Notes,
	8.75%, 08/01/16 (g)	B1	264
975	Consol Energy, Inc., Senior Notes,
	8%, 04/01/17 (g)	B1	1,003
400	Consol Energy, Inc., Senior Notes,
	8.25%, 04/01/20 (g)	B1	412
350	ESCO Corporation, Senior Notes,
	4.132%, 12/15/13 (g)	B2	311
500	ESCO Corporation, Senior Notes,
	8.625%, 12/15/13 (g)	B2	502
250	Foundation PA Coal Company, Senior Notes,
	7.25%, 08/01/14	Ba3	254
150	International Coal, Senior Notes,
	9.125%, 04/01/18	Caa1	153
111	Metals USA, Inc., Senior Notes,
	7.847%, 07/01/12 (i)	Caa2	96
550	Metals USA, Inc., Senior Secured Notes,
	11.125%, 12/01/15	Caa1	575
850	Novelis, Inc., Senior Notes,
	7.25%, 02/15/15	Caa1	820
575	Novelis, Inc., Senior Notes,
	11.50%, 02/15/15	Caa1	620
1,750	Ryerson Holding Corporation, Senior Secured Notes,
	14.50%, 02/01/15 (b)(g)	Caa3	814
925	Ryerson Inc., Senior Secured Notes,
	12%, 11/01/15	Caa1	967
625	Severstal Columbus LLC, Senior Notes,
	10.25%, 02/15/18 (g)	B3	647
900	Steel Capital, Senior Notes,
	9.75%, 07/29/13 (g)	Ba3	993
575	Steel Dynamics, Inc., Senior Notes,
	6.75%, 04/01/15	Ba2	579
700	Steel Dynamics, Inc., Senior Notes,
	7.375%, 11/01/12	Ba2	730
475	Steel Dynamics, Inc., Senior Notes,
	7.625%, 03/15/20 (g)	Ba2	484
500	Teck Resources Limited, Senior Notes,
	9.75%, 05/15/14	Ba1	595
150	Teck Resources Limited, Senior Notes,
	10.25%, 05/15/16	Ba1	179
800	Teck Resources Limited, Senior Notes,
	10.75%, 05/15/19	Ba1	984
1,125	Tube City IMS Corporation., Senior Subordinated Notes,
	9.75%, 02/01/15	Caa1	1,094
1,075	United States Steel Corporation, Senior Notes,
	6.05%, 06/01/17	Ba2	1,040
725	Vedanta Resources, Plc, Ssenior Notes,
	9.50%, 07/18/18 (g)	Ba2	794
			15,393

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

Oil and Gas - 11.24%
75	AmeriGas Partners, L.P., Senior Notes,
	7.125%, 05/20/16	Ba3	76
1,075	Antero Resources Corporation, Senior Notes,
	9.375%, 12/01/17 (g)	Caa1	1,107
450	Berry Petroleum Company, Senior Notes,
	10.25%, 06/01/14	B2	496
525	Bill Barrett Corporation, Senior Notes,
	9.875%, 07/15/16	B1	567
600	Bristow Group, Inc. Senior Notes,
	7.50%, 09/15/17	Ba2	606
975	Chesapeake Energy Corp., Senior Notes,
	9.50%, 02/15/15	Ba3	1,063
200	Compagnie Generale De Geophysique-Veritas, Senior
	Notes, 7.50%, 05/15/15	Ba3	200
825	Compagnie Generale De Geophysique-Veritas, Senior
	Notes, 7.75%, 05/15/17	Ba3	826
1,700	Complete Production Services, Inc., Senior
	Notes, 8%, 12/15/16	B1	1,689
975	Comstock Resources, Inc., Senior Notes,
	8.375%, 10/15/17	B2	995
725	Concho Resources, Inc., Senior Notes,
	8.625%, 10/01/17	B3	769
1,375	Connacher Oil and Gas Limited, Senior Notes,
	10.25%, 12/15/15 (g)	Caa2	1,392
650	Crosstex Energy, L.P., Senior Notes,
	8.875%, 02/15/18 (g)	B3	668
575	Denbury Resources Inc., Senior Subordinated Notes,
	9.75%, 03/01/16	B1	632
775	Denbury Resources Inc., Senior Subordinated Notes,
	8.25%, 02/15/20	B1	824
350	El Paso Corporation, Senior Notes,
	8.25%, 02/15/16	Ba3	373
1,425	El Paso Corporation, Senior Notes,
	12%, 12/12/13	Ba3	1,664
125	Encore Acquisition Company, Senior Subordinated
	Notes, 9.50%, 05/01/16	B1	135
250	Ferrellgas, L.P., Senior Notes,
	6.75%, 05/01/14	Ba3	248
325	Forest Oil Corp., Senior Notes,
	8.50%, 02/15/14	B1	345
725	Hercules Offshore, Inc., Senior Notes,
	10.50%, 10/15/17 (g)	B2	722
1,575	Hilcorp Energy I, L.P., Senior Notes,
	7.75%, 11/01/15 (g)	B2	1,555
475	Inergy, L.p., Senior Notes,
	8.75%, 03/01/15	B1	497
1,025	Linn Energy, LLC, Senior Notes,
	8.625%, 04/15/20 (g)	Ba3	1,025
525	Mariner Energy, Inc., Senior Notes,
	11.75%, 06/30/16	B3	591
700	OPTI Canada Inc., Senior Secured Notes,
	7.875%, 12/15/14	Caa3	654
425	OPTI Canada Inc., Senior Secured Notes,
	8.25%, 12/15/14	Caa3	398
200	Parker Drilling
	9.125%, 04/01/18 (g)	B1	204
300	Penn Virginia Corporation, Senior Notes,
	10.375%, 06/15/16	B2	325
400	PetroHawk Energy Corporation, Senior Notes,
	10.50%, 08/01/14	B3	442
650	Quicksilver Resources, Inc., Senior Notes,
	11.75%, 01/01/16	B2	744
375	RDSA Ultra-Deep Water, Ltd., Senior Notes,
	11.875%, 03/15/17 (g)	B3	383
750	SandRidge Energy, Inc., Senior Notes,
	3.876%, 04/01/14	B3	686
25	SandRidge Energy, Inc., Senior Notes,
	8%, 06/01/18 (g)	B3	24
1,575	SandRidge Energy, Inc., Senior Notes,
	8.625%, 04/01/15	B3	1,536
400	Suburban Propane Partners, L.P., Senior Notes,
	7.375%, 03/15/20	Ba3	405
650	Swift Energy Company, Senior Notes,
	8.875%, 01/15/20	B3	676
			25,542
Personal, Food and Miscellaneous Services - 2.43%
200	ARAMARK Corporation, Senior Notes,
	5%, 06/01/12	B3	197

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

400	Central Garden & Pet Company, Senior Subordinated
	Notes, 8.25%, 03/01/18	B2	406
250	FTI Consulting, Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	254
50	Grohe Holding GmbH, Senior Bonds,
	8.625%, 10/01/14 (g) EUR	Caa1	62
53	Grohe Holding GmbH, Senior Secured Bonds,
	3.559%, 01/15/14 EUR	B3	64
1,100	Mac-Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B3	1,078
850	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	B3	867
600	OSI Restaurant Partners, Inc., Senior Notes,
	10%, 06/15/15	Caa3	586
1,000	Wendy’s International Holdings, LLC, Senior Notes,
	10%, 07/15/16	B2	1,075
900	West Corporation, Senior Subordinated Notes,
	9.50%, 10/15/14	Caa1	925
			5,514
Personal Non-Durable Consumer Products - .67%
200	Acco Brands Corporation, Senior Notes,
	10.625%, 03/15/15 (g)	B2	219
675	Bausch & Lomb, Incorporated, Senior Notes,
	9.875%, 11/01/15	Caa1	710
250	Jarden Corporation, Senior Notes,
	8%, 05/01/16	B1	262
50	Jostens Holdings Corporation, Senior Discount Notes,
	10.25% 12/01/13	B3	51
275	Scotts Miracle-Gro Company, Senior Notes,
	7.25%, 01/15/18	B1	281
			1,523
Personal Transportation - 1.20%
200	Continental Airlines, Inc., Senior Notes,
	7.25%, 11/10/19	Baa2	216
150	Continental Airlines, Inc., Senior Notes,
	9.25%, 05/10/17	Ba2	160
650	Delta Airlines, Inc., Senior Notes,
	9.50%, 09/15/14 (g)	Ba2	686
1,150	Delta Airlines, Inc., Senior Notes,
	12.25%, 03/15/15 (g)	B2	1,233
197	Northwest Airlines
	7.575%, 09/01/20	(e)	193
225	United Airlines, Inc., Senior Notes,
	9.875%, 08/01/13 (g)	B3	236
			2,724
Printing and Publishing - 2.91%
151	Affinity Group Holding, Inc., Senior Notes,
	10.875%, 02/15/12	Ca	60
850	Affinity Group Inc., Senior Subordinated Notes,
	9%, 02/15/12	Caa2	595
825	Cequel Communications Holdings I, LLC, Senior Notes,
	8.625%, 11/15/17 (g)	B3	851
825	Cengage Learning Acquisitions, Inc., Senior
	Subordinated Notes, 13.25%, 07/15/15 (g)	Caa2	794
1,100	Deluxe Corporation, Senior Notes,
	7.375%, 06/01/15	Ba1	1,100
475	Interpublic Group of Companies, Inc., Senior Notes,
	10%, 07/15/17	Ba2	538
575	McClatchy Company, Senior Notes,
	11.50%, 02/15/17 (g)	B1	588
425	Nielsen Finance LLC, Senior Notes,
	10%, 08/01/14	Caa1	444
350	Nielsen Finance LLC, Senior Notes,
	11.50%, 05/01/16	Caa1	396
1,100	Nielsen Finance LLC, Senior Notes,
	11.625%, 02/01/14	Caa1	1,243
			6,609
Retail Stores - 5.95%
1,425	Ace Hardware Corporation, Senior Notes,
	9.125%, 06/01/16 (g)	Ba2	1,532
650	Brown Shoe Company, Inc., Senior Notes,
	8.75%, 05/01/12	B3	663
225	Burlington Coat Factory Warehouse, Corp, Senior Notes,
	11.125%, 04/15/14	Caa1	237
739	Dollar General Corporation, Senior Subordinated Debentures,
	11.875%, 07/15/17	B3	859

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

700	HSN, Inc., Senior Notes,
	11.25%, 08/01/16	Ba3	793
75	Limited Brands, Inc., Senior Notes,
	6.90%, 07/15/17	Ba3	76
250	Limited Brands, Inc., Senior Notes,
	8.50%, 06/15/19	Ba1	279
400	Michaels Stores, Inc., Senior Subordinated Notes,
	11.375%, 11/01/16	Caa3	432
1,025	Michaels Stores, Inc., Subordinated Notes,
	13%, 11/01/16 (b)	Caa3	902
1,182	Neiman Marcus Group, Inc., Senior Notes,
	9%, 10/15/15	Caa2	1,209
750	Neiman Marcus Group, Inc., Senior Subordinated
	Notes, 10.375%, 10/15/15	Caa3	776
1,000	Pantry, Inc., Senior Subordinated Notes,
	7.75%, 02/15/14	Caa1	970
1,050	QVC, Inc., Senior Notes,
	7.50%, 10/01/19 (g)	Ba2	1,070
475	QVC, Inc., Senior Notes,
	7.125%, 04/15/17 (g)	Ba2	478
225	Rite Aid Corporation, Senior Notes,
	9.75%, 06/12/16	B3	241
600	Rite Aid Corporation, Senior Notes,
	10.25%, 10/15/19)	Caa2	636
125	Rite Aid Corporation, Senior Notes,
	10.375%, 07/15/16	Caa2	133
800	Sally Holdings, LLC, Senior Notes,
	9.25%, 11/15/14	B3	850
150	Sally Holdings, LLC, Senior Notes,
	10.50%, 11/15/16	Caa1	164
500	Toys ‘R’ Us Property Company II, LLC, Senior Notes,
	8.50%, 12/01/17 (g)	Ba2	517
675	Yankee Candle Company, Inc., Senior Notes,
	8.50%, 02/15/15	B3	692
			13,509
Telecommunications-16.12%
875	Broadview Networks Holdings, Inc., Senior Secured
	Notes, 11.375%, 09/01/12	B3	851
250	Brocade Communications Systems, Inc., Senior Notes,
	6.875%, 01/15/20 (g)	Ba2	255
650	Cincinnati Bell Inc., Senior Notes,
	7%, 02/15/15	Ba3	634
1,950	Clearwire Communications LLC, Senior Secured Notes,
	12%, 12/01/15 (g)	Caa1	1,999
325	Clearwire Escrow Corporation, Senior Secured Notes,
	12%, 12/01/15 (g)	Caa1	331
100	Cricket Communications, Inc., Senior Notes,
	7.75%, 05/15/16	Ba2	104
500	Cricket Communications, Inc., Senior Notes,
	9.375%, 11/01/14	B3	507
950	Cricket Communications, Inc., Senior Notes,
	10%, 07/15/15	B3	992
500	Crown Castle International Corporation, Senior Notes,
	9%, 01/15/15	B1	541
925	Digicel Group Limited, Senior Notes,
	8.875%, 01/15/15 (g)	Caa1	906
700	Digicel Limited, Senior Notes,
	8.25%, 09/01/17 (g)	B1	696
900	Digicel Limited, Senior Notes,
	10.50%, 04/15/18 (g)	Caa1	939
475	Equinix, Inc., Senior Notes,
	8.125%, 03/01/18	Ba2	496
900	GCI, Inc., Senior Notes,
	7.25%, 02/15/14	B2	904
225	Geoeye, Inc., Senior Notes,
	9.625%, 10/01/15 (g)	B1	231
425	Hughes Network Systems, LLC, Senior Notes,
	9.50%, 04/15/14	B1	433
300	Hughes Network Systems, LLC, Senior Notes,
	9.50%, 04/15/14	B1	309
500	Intelsat Corporation, Senior Notes,
	9.25%, 06/15/16	B3	525
500	Intelsat Ltd., Senior Notes,
	11.25%, 06/15/16	Caa2	543
375	Intelsat Subsidiary Holding Company, Ltd., Senior
	Notes, 8.875%, 01/15/15 (g)	B3	386
2,750	Intelsat Subsidiary Holding Company, Ltd., Senior Notes,
	11.25%, 02/04/17	Caa3	2,908
938	iPCS, Inc., Senior Secured Notes,
	3.733%, 05/01/14 (i)	Ba3	825
675	Level 3 Financing, Inc., Senior Notes,
	4.14%, 02/15/15	Caa1	562

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

1,075	Level 3 Financing, Inc., Senior Notes,
	9.25%, 11/01/14	Caa1	1,051
200	Level 3 Financing, Inc., Senior Notes,
	10%, 02/01/18 (g)	Caa1	192
1,350	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14	B2	1,379
50	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14	B2	51
525	Nextel Communications, Senior Notes,
	6.875%, 10/31/13	Ba2	512
675	Nextel Communications, Senior Notes,
	7.375%, 08/01/15	Ba2	640
1,300	NII Capital Corporation, Senior Notes,
	10%, 08/15/16 (g)	B1	1,422
625	Paetec Holding Corporation, Senior Notes,
	8.875%, 06/30/17	B1	645
650	Paetec Holding Corporation, Senior Notes,
	9.50%, 07/15/15	Caa1	663
300	Qwest Communications International, Inc., Senior Notes,
	3.507%, 06/15/13	Ba1	302
450	Qwest Communications International, Inc., Senior Notes,
	7.50%, 02/15/14	Ba3	458
500	Qwest Communications International, Inc., Senior Notes,
	8%, 10/01/15 (g)	Ba3	533
550	Qwest Corporation, Senior Notes,
	8.375%, 05/01/16	Ba1	619
425	Sable International Finance Limited, Senior Notes,
	7.75%, 02/15/17 (g)	Ba2	437
675	SBA Telecommunications, Inc., Senior Notes,
	8%, 08/15/16 (g)	Ba2	717
525	SBA Telecommunications, Inc., Senior Notes,
	8.25%, 08/15/19 (g)	Ba2	566
550	Sprint Capital Corporation, Senior Notes,
	6.875%, 11/15/28	Ba3	443
675	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	Ba3	624
2,000	Sprint Nextel Corporation, Senior Notes,
	8.375%, 08/15/17	Ba3	2,010
1,550	Telesat Canada, Senior Notes,
	11%, 11/01/15	Caa1	1,728
475	Telesat Canada, Senior Subordinated Notes,
	12.50%, 11/01/17	Caa1	550
400	Terremark Worldwide, Inc., Senior Notes,
	12.25%, 06/15/17 (g)	B2	459
275	ViaSat, Inc., Senior Notes,
	8.875%, 09/15/16 (g)	B1	282
1,200	Wind Acquistion Finance S.A., Senior Notes,
	11.75%, 07/15/17 (g)	B2	1,332
1,550	Wind Acquistion Finance S.A., Senior Notes,
	12%, 12/01/15 (g)	B2	1,668
100	Wind Acquistion Holdings Finance S.A., Senior Notes,
	12.25%, 07/15/17 (g)	B3	99
250	Windstream Corporation, Senior Notes,
	8.125%, 08/01/13	Ba3	261
100	Windstream Corporation, Senior Notes,
	8.625%, 08/01/16	Ba3	102
			36,622
Textiles and Leather - .54%
100	Hanesbrands, Inc., Senior Notes,
	3.831%, 12/15/14	B1	95
325	Hanesbrands, Inc., Senior Notes,
	8%, 12/15/16	B1	336
450	Levi Strauss & Co., Senior Notes,
	8.625%, 04/01/13 EUR	B2	623
175	Levi Strauss & Co., Senior Notes,
	8.875%, 04/01/16	B2	182
			1,236
Utilities - 3.56%
25	AES Corporation, Senior Notes,
	8%, 10/15/17	B1	25
1,300	AES Corporation, Senior Notes,
	9.75%, 04/15/16 (g)	B1	1,410
850	Dynegy Holdings Inc., Senior Notes
	7.50%. 06/01/15	B3	705
825	Dynegy Holdings Inc., Senior Notes
	7.75%, 06/01/19	B3	617
900	Energy Future Holding Corporation, Senior Notes,
	10.875%, 11/01/17	Caa3	668
1,003	Energy Future Holding Corporation, Senior Notes,
	11.25%, 11/01/17 (i)	Caa3	689

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

175	Mirant North America, LLC, Senior Notes,
	7.375%, 12/31/13	B1	175
400	North American Energy Alliance, LLC, Senior Notes,
	10.875%, 06/01/16 (g)	Ba3	424
500	NRG Energy, Inc., Senior Notes,
	7.375%, 02/01/16	B1	495
950	NRG Energy, Inc., Senior Notes,
	7.375%, 01/15/17	B1	939
1,000	PNM Resources, Inc., Senior Notes,
	9.25%, 05/15/15	Ba2	1,067
500	RRI Energy, Inc., Senior Notes,
	7.625%, 06/15/14	B2	464
450	RRI Energy, Inc., Senior Notes,
	7.875%, 06/15/17	B2	407
			8,085
	Total Corporate Debt Securities (Total cost of $271,126)		288,603

CONVERTIBLE DEBT SECURITIES - 3.65% (d)
Automotive - .39%
750	TRW Automotive, Senior Notes,
	3.50%, 12/01/15 (g)	(e)	887

Broadcasting and Entertainment - .33%
775	XM Satellite Radio, Inc., Senior Notes,
	7%, 12/01/14 (g)	(e)	739

Building and Real Estate - .26%
685	Icahn Enterprises, Senior Notes,
	4%, 08/15/13	(e)	600

Electronics - 1.01%
1,708	Advanced Micro Devices, Inc., Senior Notes,
	6%, 05/01/15	(e)	1,643
750	Lucent Technologies, Inc., Senior Debentures,
	2.875%, 06/15/25	B1	649
			2,292
Finance - .31%
445	E*Trade Financial Corporation, Senior Notes,
	08/31/19 (f)	(e)	710

Groceries - .34%
875	Great Atlantic & Pacific Tea Company, Senior Notes,
	6.75%, 12/15/12	Caa2	766

Mining, Steel, Iron and Non-Precious Metals - .33%
380	Massey Energy Company, Senior Notes,
	3.25%, 08/01/15	(e)	369
350	Peabody Energy Corporation, Junior
	Subordinated Debentures, 4.75%, 12/15/66	Ba3	378
			747
Oil and Gas - .16%
393	Pennsylvania Virginia Corporation, Senior Notes,
	4.50%, 11/15/12	(e)	371

Personal Transportation - .16%
309	AMR Corporation, Senior Notes,
	6.25%, 10/15/14	(e)	352

Telecommunications - .36%
575	Leap Wireless International, Inc., Senior Notes,
	4.50%, 07/15/14	Caa1	497
236	SBA Communication, Senior Notes,
	4%, 10/01/14 (g)	(e)	323
			820
	Total Convertible Debt Securities (Total cost of $6,647)		8,284

BANK DEBT SECURITIES - 1.77% (d)
Electronics - .87%
726	Infor Global Solutions Holdings, Ltd.,
	4%, 07/28/12 (h)	B1	700
500	Infor Global Solutions Holdings, Ltd.,
	6.498%, 03/02/14 (h)	Caa2	415
1,055	Palm Inc.
	3.80%, 04/24/14 (h)	B3	865
			1,980

Schedule of Investments - March 31, 2010 (Unaudited) (Dollar Amounts in Thousands)

Hotels, Motels, Inns and Gaming - .42%
1,000	Pokagon Gaming Authority,
	9%, 08/15/12 (h)	(e)	955

Oil and Gas - .21%
500	Dresser, Inc.,
	6%, 05/04/15 (h)	B3	474

Telecommunications - .27%
750	Trilogy International Partners LLC,
	3.79%, 06/29/12 (h)	Caa1	622

	Total Bank Debt Securities (Total cost of $4,390)		4,031

Shares
PREFERRED STOCK - 2.32% (d)
Automotive - .16%
475	GMAC Inc., 7% (g)	Caa2	362

Banking - .35%
6,500	Citigroup Inc., Convertible, 7.50%	(e)	790

Broadcasting and Entertainment - .05%
495	Spanish Broadcasting System, Inc., Series B,
	10.75% (a)(c)	C	124

Electronics - 1.19%
3,400	Lucent Technologies Capital Trust I,
	Convertible, 7.75%	B3	2,699

Finance - .27%
925	SLM Corporation, Series C,
	Convertible, 7.25%	Ba3	621

Furnishings, Housewares, Consumer Durable - .16%
3,700	Sealy Corporation,
	Convertible, 8%, (a)	(e)	363

Telecommunications - .14%
5,200	Crown Castle International Corporation,
	Convertible, 6.25%	(e)	308

	Total Preferred Stock (Total cost of $4,634)		5,267

COMMON STOCK - .35% (d)

44,075	B&G Foods, Inc.,		462
6,115	Commercial Vehicle Group, Inc.		44
24,475	Huntsman Corporation		295

	Total Common Stock and Warrants (Total cost of $449)		801

Principal
Amount
SHORT-TERM INVESTMENTS - 1.23% (d)
2,805	Amsterdam Funding Corporation,
	Commercial Paper, Due 04/01/10,
	Discount of .10% (g)	P-1	2,805

	Total Short-Term Investments (Total cost of $2,805)		2,805

	TOTAL INVESTMENTS (Total cost of $290,051)		$309,791

(a)   Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)   Securities are step interest bonds.  Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)   Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at March 31, 2010 was $124. See Note 1 to the Financial Statements.

(d)   Percentages indicated are based on total net assets to common shareholders of $227,219.

(e)   Not rated.

(f)    Non-income producing.

(g)   Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $108,113 as of March 31, 2010.

(h)   Restricted as to public resale. The total value of restricted securities owned at March 31, 2010 was $4,031 or 1.77% of total net assets to common shareholders.

(i)    Pay-In-Kind Security

(EUR) Euro Denominated

FORWARD CURRENCY EXCHANGE CONTRACTS (Unaudited) (Dollar Amounts in Thousands)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)

Morgan Stanley	6/9/2010	USD	7,963	EUR	5,809	$106

Morgan Stanley	6/9/2010	USD	529	EUR	387	5

JPMorgan Chase	6/9/2010	EUR	19	USD	26	—
Net unrealized gain (loss) on open forward currency exchange contracts						$111

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2010 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $532,000 and a value of $124,000, are valued in good faith at fair market value using methods determined by the Board of Directors. Fair value measurement is further discussed in section (c) of this footnote.

(b)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial

26

Note 1 to Schedule of Investments — Continued
March 31, 2010 (Unaudited)

reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(c)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures” formerly known as SFAS No. 157 “Fair Value Measurements”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

27

Note 1 to Schedule of Investments  — Continued
March 31, 2010 (Unaudited)

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
		Significant	Significant
	Quoted	Observable	unobservable
	Prices	Inputs	Inputs
	(000’s)	(000’s)	(000’s)	(000’s)

Investments

Debt Securities*	$—	300,918	$—	$300,918

Preferred Stock
Automotive	—	362	—	362
Banking	—	790	—	790
Broadcasting and Entertainment	—	—	124	124
Electronics	—	2,699	—	2,699
Finance	—	621	—	621
Furnishings, Housewares, Consumer Durable	—	363	—	363
Telecommunications	—	308	—	308

Common Stock
B&G Foods, Inc.	462	—	—	462
Commercial Vehicle Group, Inc.	44	—	—	44
Huntsman Corporation	295	—	—	295

Short-Term Investment	—	2,805	—	2,805

Total Investments	$801	$308,866	$124	$309,791
Forward Currency Exchange Contracts	—	111	—	111
Total	801	308,977	124	309,902

*   Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2009	$230,000
Net purchases (sales)	(111,000)
Change in unrealized appreciation (depreciation)	2189,000
Realized gain (loss)	(2184,000)
Transfers in and/or out of Level 3	—
Balance, March 31, 2010	$124,000

28

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 26, 2010

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 26, 2010